Property and Equipment, Net (Detail) $ in Thousands, ₩ in Millions	Dec. 31, 2015 KRW (₩)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 KRW (₩)
Property and Equipment
Property and Equipment	₩ 21,062		₩ 21,082
Less: accumulated depreciation	(20,180)		(19,869)
Property and equipment, net	882	$ 754	1,213
Computer and equipment
Property and Equipment
Property and Equipment	6,413		7,050
Furniture and fixtures
Property and Equipment
Property and Equipment	1,750		1,368
Vehicles
Property and Equipment
Property and Equipment			80
Assets Held under Capital Leases
Property and Equipment
Property and Equipment	1,429		1,340
Leasehold Improvements
Property and Equipment
Property and Equipment	964		964
Software
Property and Equipment
Property and Equipment	₩ 10,506		₩ 10,280